Trade payables (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Trade payables.
Payable to suppliers	$ 157,894	$ 182,949
Advances from customers	357	426
Total	$ 158,251	$ 183,375